Note 11 - Other Accrued Liabilities - Schedule of Changes in Warranty Costs Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning of year	€ 449	€ 548
Amount used during the year	(335)	(415)
New warranty expenses	433	316
End of year	547	449
Less current portion	(356)	(265)
Long term portion	€ 191	€ 184